Other Assets And Liabilities, Current and Noncurrent - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2018
Other Assets [Abstract]
Value Added Tax Receivable, Current	$ 78,526	$ 62,475
Income Taxes Receivable, Current	69,284	60,139
Prepaid Expense, Current	110,768	90,962
Receivables, Net, Current	60,756	63,460
Other Assets, Current	319,334	277,036
Operating lease right-of-use assets	287,870	0	$ 308,300
Finance lease right-of-use assets	4,792	0
Deferred income taxes	125,552	89,000
Overfunded pension plans	85,657	75,158
Cash surrender value of life insurance contracts	47,578	43,179
Other	56,967	81,336
Total	$ 608,416	$ 288,673